PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

17.	PROPERTY, PLANT AND EQUIPMENT

	2022			2021
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	247	(30)	217	246	(26)	220
Reservoirs, dams and watercourses	3,303	(2,433)	870	3,296	(2,352)	944
Buildings, works and improvements	1,092	(859)	233	1,086	(838)	248
Machinery and equipment	2,765	(2,059)	706	2,673	(1,976)	697
Vehicles	15	(13)	2	20	(19)	1
Furniture	14	(11)	3	14	(11)	3
	7,436	(5,405)	2,031	7,335	(5,222)	2,113
In progress	379	-	379	306	-	306
Net property, plant and equipment	7,815	(5,405)	2,410	7,641	(5,222)	2,419

Changes in PP&E are as follows:

	2021	Additions	Disposals	Depreciation	Transfers / Capitalizations	2022
In service
Land (1)	220	-	-	(3)	-	217
Reservoirs, dams and watercourses	944	-	-	(81)	7	870
Buildings, works and improvements	248	-	-	(17)	2	233
Machinery and equipment	697	-	(12)	(70)	91	706
Vehicles	1	-	-	(1)	2	2
Furniture and utensils	3	-	-	-	-	3
	2,113	-	(12)	(172)	102	2,031
In progress	306	176	-	-	(102)	380
Net property, plant and equipment	2,419	176	(12)	(172)	-	2,411

(1)	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.
	2020	Additions	Disposals	Depreciation	Write-off (2)	Transfers / capitalizations	Reversion of provision	2021
In service
Land (1)	224	-	(1)	(3)	-	-	-	220
Reservoirs, dams and watercourses	1,020	-	-	(81)	-	5	-	944
Buildings, works and improvements	264	-	-	(17)	-	1	-	248
Machinery and equipment	717	-	(14)	(69)	-	63	43	697
Vehicles	2	-	-	(1)	-	-	-	1
Furniture and utensils	3	-	-	-	-	-	-	3
	2,230	-	(15)	(171)	-	69	43	2,113
In progress	177	182	-	-	16	(69)	-	306
Net property, plant and equipment	2,407	182	(15)	(171)	16	-	43	2,419

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Reversal of a provision previously recognized for impairment of works in progress assets.

	2019	Additions	Disposals	Depreciation	Transfers / capitalizations (2)	2020
In service
Land (1)	229	-	(1)	(4)	-	224
Reservoirs, dams and watercourses	1,080	-	-	(80)	20	1,020
Buildings, works and improvements	274	-	-	(18)	8	264
Machinery and equipment	729	20	(2)	(79)	49	717
Vehicles	2	-	-	-	-	2
Furniture and utensils	3	-	-	-	-	3
	2,317	20	(3)	(181)	77	2,230
In progress	133	112	11	-	(79)	177
Net property, plant and equipment	2,450	132	8	(181)	(2)	2,407

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Reversal of a provision previously recognized for impairment of works in progress assets.

Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management and are as follows:

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings - Machine room	2	Vehicles	14.29
Buildings - Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings - Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

The Company has not identified any evidence of impairment of its Property, plant and equipment assets. The generation concession contracts provide that at the end of each concession the grantor must determine the amount to be indemnified to the Company for the exception of the concession contracts related to Lot D of Auction 12/2015. Management believes that the amount ultimately received will be higher than the historical residual value.

The residual value of the assets is the residual balance of the assets at the end of the concession contract which will be transferred to the grantor at the end of the concession contract and for which CEMIG is entitled to receive in cash. For contracts under which CEMIG does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.

Consortium

The Company is a partner in an energy generation consortium for the Queimado plant, for which no separate company with independent legal existence was formed to manage the object of the concession. The Company’s portion in the consortium is recorded and controlled individually in the respective categories of PP&E and Intangible assets.

	Stake in power output (%)	Average annual depreciation rate (%)	2022	2021
In service
Queimado Power Plant	82.50	3.94	220	220
Accumulated depreciation			(135)	(127)
Total operation			85	93

In progress
Queimado Power Plant	82.50	-	2	-
Total construction			2	-
Total			87	93

Accounting policy

Property, plant and equipment are stated at the cost, including deemed cost, decommissioning costs and capitalized borrowing costs, less accumulated depreciation and impairment, if any.

Depreciation is calculated on the balance of property, plant and equipment in service and investments in consortia, by the straight-line method, using the rates that reflect the estimated useful life of the assets, for assets related to energy activities, limited in certain circumstances to the periods of the related concession contracts.

Gains and losses resulting from the disposal of a property, plant and equipment, are measured as the difference between the net proceeds obtained from the sale and the asset’s book value and are recognized in the Statement of income when the asset is disposed of.

Impairment

Management revises, annually, the carrying amount of non-financial assets, for the purpose of assessing if there is any indication, such as events or changes in the economic, operational or technological conditions that an asset may be impaired. If any indication exists and the asset carrying amount exceeds its recoverable amount, an impairment loss is recognized, adjusting the carrying amount of the asset or cash generating unit to its recoverable amount.

The recoverable amount of an asset or cash generating unit is defined as the higher between its value in use and its fair value less costs to sell. When the carrying amount of an asset or cash generating unit exceeds its recoverable amount, an impairment loss is recognized, adjusting the carrying amount of the asset or cash generating unit to its recoverable amount.